Note 9 - Property and Equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right-of-use assets	$ 3,900	$ 6,400
Purchase of property, plant and equipment	23,344	$ 1,873	$ 3,187
Effect of changes due to reduction in depreciation expenses	1,000
Network Infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of property, plant and equipment	$ 19,100
Communication and Network Equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment (Year)	5 years
Communication and Network Equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment (Year)	6 years